PREFERRED STOCK (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Dividend percentage			5.00%
Derivative, Gain (Loss) on Derivative, Net			$ 9,809,916	$ (10,401,881)
Coroware, Inc. and Subsidiaries [Member]
Class of Stock [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ (571,095)	$ (5,684,891)
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			125,000
Dividend percentage			5.00%
Sale of Stock, Price Per Share			$ 3,000
Reverse stock split			November 20, 2006 1 for 10, the April 8, 2009 1 for 300 and the July 12, 2012 1 for 200 reverse stock splits
Liquidation preference			$ 1.00
Redeemable period			5 years
Preferred Stock, Per Share Amounts of Preferred Dividends in Arrears			$ 1.30
Preferred Stock, Shares Outstanding			0	0
Series A Preferred Stock [Member] | Coroware, Inc. and Subsidiaries [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	125,000
Dividend percentage	5.00%
Sale of Stock, Price Per Share	$ 3.00
Reverse stock split	November 20, 2006 1 for 10, the April 8, 2009 1 for 300 and the July 12, 2012 1 for 200 reverse stock splits
Liquidation preference	$ 1.00
Redeemable period	5 years
Preferred Stock, Per Share Amounts of Preferred Dividends in Arrears	$ 1.30
Preferred Stock, Shares Issued	0		0
Preferred Stock, Shares Outstanding	0		0
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			525,000
Dividend percentage			5.00%
Sale of Stock, Price Per Share			$ 3,000
Reverse stock split			November 20, 2006 1 for 10, the April 8, 2009 1 for 300 and the July 12, 2012 1 for 200 reverse stock splits
Liquidation preference			$ 1.00
Redeemable period			5 years
Preferred Stock, Per Share Amounts of Preferred Dividends in Arrears			$ 1.30
Preferred Stock, Shares Outstanding			159,666	159,666
Derivative Liability			$ 177,743	$ 425,776
Derivative, Gain on Derivative			$ 248,033	$ 212,888
Series B Preferred Stock [Member] | Coroware, Inc. and Subsidiaries [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	525,000
Dividend percentage	5.00%
Sale of Stock, Price Per Share	$ 3,000
Reverse stock split	November 20, 2006 1 for 10, the April 8, 2009 1 for 300 and the July 12, 2012 1 for 200 reverse stock splits
Liquidation preference	$ 1.00
Redeemable period	5 years
Preferred Stock, Per Share Amounts of Preferred Dividends in Arrears	$ 1.30
Preferred Stock, Shares Issued	159,666		159,666
Preferred Stock, Shares Outstanding	159,666		159,666
Derivative Liability	$ 197,177		$ 177,743
Derivative, Gain on Derivative	$ 19,434	274,254
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			500,000
Sale of Stock, Price Per Share			$ 0.04
Liquidation preference			$ 1.00
Redeemable period			5 years
Preferred Stock, Per Share Amounts of Preferred Dividends in Arrears			$ 0.06
Preferred Stock, Shares Outstanding			0	0
Conversion price per share, percentage			85.00%
Series C Preferred Stock [Member] | Coroware, Inc. and Subsidiaries [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	500,000
Sale of Stock, Price Per Share	$ 0.04
Liquidation preference	$ 1.00
Redeemable period	5 years
Preferred Stock, Per Share Amounts of Preferred Dividends in Arrears	$ 0.06
Preferred Stock, Shares Issued	0		0
Preferred Stock, Shares Outstanding	0		0
Conversion price per share, percentage	85.00%
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			500,000
Liquidation preference			$ 1.00
Preferred Stock, Shares Outstanding				100,000
Derivative Liability			$ 396,956	$ 200,000
Conversion price per share, percentage			85.00%
Preferred stock, par value per share			$ 0.001
Preferred stock voting rights			Each share of the Series D Preferred Stock shall have voting rights equal to 100,000 votes of common stock
Derivative, Gain (Loss) on Derivative, Net			$ 196,956	$ 100,000
Series D Preferred Stock [Member] | Coroware, Inc. and Subsidiaries [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	500,000
Liquidation preference	$ 1.00
Preferred Stock, Shares Issued	100,000		100,000
Preferred Stock, Shares Outstanding	100,000		100,000
Derivative Liability	$ 347,095		$ 396,956
Conversion price per share, percentage	85.00%
Preferred stock, par value per share	$ 0.001
Preferred stock voting rights	Each share of the Series D Preferred Stock shall have voting rights equal to 100,000 votes of common stock.
Derivative, Gain (Loss) on Derivative, Net	$ 49,861	500,000
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			1,000,000
Preferred Stock, Shares Outstanding			791,567	791,567
Derivative Liability			$ 2,469,349	$ 1,388,822
Conversion price per share, percentage			50.00%
Preferred stock, par value per share			$ 0.001
Derivative, Gain (Loss) on Derivative, Net			$ 1,080,527	$ 622,071
Series E Preferred Stock [Member] | Coroware, Inc. and Subsidiaries [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	1,000,000
Preferred Stock, Shares Issued	791,567
Preferred Stock, Shares Outstanding	791,567
Derivative Liability	$ 2,850,963		$ 2,469,349
Conversion price per share, percentage	50.00%
Preferred stock, par value per share	$ 0.001
Derivative, Gain (Loss) on Derivative, Net	$ 381,614	3,345,459
Series E Preferred Stock [Member] | Coroware, Inc. and Subsidiaries [Member] | Common Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued			791,567
Preferred Stock, Shares Outstanding			791,567
Series F Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			500,000
Liquidation preference			$ 1.00
Preferred Stock, Shares Outstanding			180,000	180,000
Derivative Liability			$ 754,217	$ 380,000
Conversion price per share, percentage			130.00%
Preferred stock, par value per share			$ 0.001
Derivative, Gain (Loss) on Derivative, Net			$ 374,217	$ 190,000
Series F Preferred Stock [Member] | Coroware, Inc. and Subsidiaries [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	500,000
Liquidation preference	$ 1.00
Preferred Stock, Shares Issued	180,000		180,000
Preferred Stock, Shares Outstanding	180,000		180,000
Derivative Liability	$ 659,481		$ 754,217
Conversion price per share, percentage	130.00%
Preferred stock, par value per share	$ 0.001
Derivative, Gain (Loss) on Derivative, Net	$ 94,736	950,000
Series G Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			500,000
Liquidation preference			$ 1.00
Preferred Stock, Shares Outstanding			25,000	25,000
Derivative Liability			$ 99,239	$ 50,000
Conversion price per share, percentage			85.00%
Preferred stock, par value per share			$ 0.001
Preferred stock voting rights			voting rights equal to 5,000,000 votes of common stock
Derivative, Gain (Loss) on Derivative, Net			$ 49,239	$ 25,000
Series G Preferred Stock [Member] | Coroware, Inc. and Subsidiaries [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	500,000
Liquidation preference	$ 1.00
Preferred Stock, Shares Outstanding	25,000		25,000
Derivative Liability	$ 86,774		$ 99,239
Conversion price per share, percentage	85.00%
Preferred stock voting rights	voting rights equal to 5,000,000 votes of common stock
Derivative, Gain (Loss) on Derivative, Net	$ 12,465	$ 125,000